Financial Instruments By Category	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial Instruments By Category
30.	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as of the end of the reporting period are as follows:
As of December
 31, 2021
Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	Mandatorily required to be measured at fair value
	HK$	HK$	HK$
Accounts receivable	—	86,514,680	86,514,680
Financial assets included in prepayments, deposits and other receivables	—	1,196,110	1,196,110
Due from immediate holding company	—	2,144,975,230	2,144,975,230
Financial assets at fair value through profit or loss	2,786,027,085	—	2,786,027,085
Derivative financial asset s	969,894,519	—	969,894,519
Other assets	—	136,065,738	136,065,738
Cash and bank balances	—	526,206,108	526,206,108

	3,755,921,604	2,894,957,866	6,650,879,470

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$
Accounts payable	—	155,020,918	155,020,918
Financial liabilities included in other payables and accruals	—	72,107,680	72,107,680
Bank borrowings	—	388,870,500	388,870,500
Derivative financial liability	13,752,673	—	13,752,673
Convertible bond	—	111,970,384	111,970,384

	13,752,673	727,969,482	741,722,155

The carrying amounts of each of the categories of financial instruments as of the end of the reporting period are as follows (continued):

As of December 31, 2022
Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	Mandatorily required to be measured at fair value
	HK$	HK$	HK$
Accounts receivable	—	187,673,616	187,673,616
Financial assets included in prepayments, deposits and other receivables	—	954,518,603	954,518,603
Due from immediate holding company	—	2,239,358,702	2,239,358,702
Financial assets at fair value through profit or loss	1,523,195,334	—	1,523,195,334
Derivative financial assets	1,443,134,162	—	1,443,134,162
Other assets	—	9,620,468	9,620,468
Restricted cash	—	3,239,362	3,239,362
Cash and bank balances	—	1,078,411,335	1,078,411,335

	2,966,329,496	4,472,822,086	7,439,151,582

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$
Accounts payable	—	82,315,173	82,315,173
Financial liabilities included in other payables and accruals	—	102,788,191	102,788,191
Bank borrowings	—	160,479,101	160,479,101

	—	345,582,465	345,582,465